Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
11. Revenue
Disaggregation of Revenue
Revenue by service offering consisted of the following:

(In thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Services	$14,773	$22,911
Licenses and subscriptions	9,145	12,803
Products	7,964	8,984

Total revenue	$31,882	$44,698

Revenue by geography consisted of the following:

(In thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Americas	$20,126	$29,352
Europe	7,800	10,800
Asia	3,956	4,546

Total revenue	$31,882	$44,698

Our revenue is entirely derived from the healthcare industry. Revenue recognized over-time was approximately 75% and 73% of total revenue during the three and six months ended June 30, 2021.
Contract Assets
There were no impairments of contract assets, consisting of unbilled receivables, during the six months ended June 30, 2021.
The change in contract assets was as follows:

(In thousands)	Six Months Ended June 30, 2021
Unbilled receivables, beginning of period	$3,536
Reclassifications to billed receivables	(1,192)
Revenues recognized in excess of period billings	9,783

Unbilled receivables, end of period	$12,127

Contract Liabilities
The change in contract liabilities, consisting of deferred revenue, was as follows:

(In thousands)	Six Months Ended June 30, 2021
Deferred revenue, beginning of period	$397
Revenues recognized from balances held at the beginning of the period	(397)
Revenue deferred from period collections on unfulfilled performance obligations	6,572

Deferred revenue, end of period	$6,572

Revenue recognized ratably over time is generally billed in advance and includes SaaS internet hosting, subscriptions, and related consulting, implementation, services support, and advisory services.
Revenue recognized as delivered over time includes professional services billed on a time and materials basis, and fixed fee professional services and training classes that are primarily billed, delivered, and recognized within the same reporting period.
Approximately 0.6% and 0.9% of revenue recognized during the three and six months ended June 30, 2021, respectively, was from the deferred revenue balance existing as of December 31, 2020.
Remaining Performance Obligations
Remaining performance obligations consisted of the following at June 30, 2021:

(In thousands)	Total	Remaining 2021	2022 - 2024
Subscriptions	$10,411	2,607	7,804
Licenses	—	—	—
SaaS and hosting	147	98	49
Program management and services	—	—	—

	$10,558	2,705	7,853

11.	Revenue
The Company recognizes revenue under ASC 606.
Disaggregation of Revenue
Revenues by the Company’s service offerings consisted of the following:

Fiscal Year Ended December 31 2020
Subscriptions and Licenses	$3,303,636
Professional IT Services	700,109
Medical Services	964,169
Product Revenues	428,153

$5,396,067

Revenues by geography consisted of the following:

Americas	$5,036,463
Europe	359,604

$5,396,067

Revenues by geography are determined based on the region of the customer. Revenue attributed to the Americas was approximately 93.34 percent during fiscal 2020. No other region represented more than ten percent of total revenue during fiscal 2020. The Company’s revenues are entirely derived from the healthcare industry.
Revenues recognized over-time approximated 66% of total revenue recognized during the year ended December 31, 2020.

Contract Balances
The following tables reflect the changes in our contract assets, which we classify as unbilled receivables and our contract liabilities, which we classify as deferred revenues, for the year ended December 31, 2020:
Contract Assets
There were no impairments of contract assets during fiscal 2020. The change in contract assets was as follows:

Contract Assets
December 31, 2020
Contract asset, beginning of period	$—
Contract assets acquired in business combination	65,692
Reclassifications to billed receivables	(51,965)
Revenues recognized in excess of period billings	424,494

Ending Balance	$438,221

Unearned Revenue
The approximate change in unearned revenue was as follows:

Deferred Revenue
December 31, 2020
Beginning Balance, January 1, 2020	$—
Revenues recognized from balances held at the beginning of the period	—
Fair value of deferred revenues from business combination	700,000
Revenues deferred from period collections on unfulfilled performance obligations	(303,000)

Ending Balance	$397,000

Revenue recognized ratably over time is generally billed in advance and includes SyntraNet
™
Cloud Services, and the related consulting, implementation and services support, and advisory services.
Revenue recognized over time as delivered includes professional services billed on a time and materials basis, fixed fee professional services and training classes that are primarily billed, delivered, and recognized within the same reporting period.
Approximately 5.6 percent of the revenue recognized in fiscal 2020 (post-November 20, 2020 acquisition) is from the unearned revenue balance existing as of November 20, 2020, the date of acquisition.
Remaining Performance Obligations
The majority of the Company’s noncurrent remaining performance obligation is expected to be recognized during the next 12 months and is classified as Current in the table below. The remainder will be incurred from 2022 through 2024.

Remaining performance obligations consisted of the following:

Remaining Performance Obligations	Total	Current	Future
Subscriptions	$1,016,887	782,512	234,375
Licenses	8,639,166	2,580,000	6,059,166
SaaS and Hosting	48,750	48,750	—
Program Management and Services	1,331,192	1,331,192	—

	$11,035,995	4,742,454	6,293,541